Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012453
Shareholder Report [Line Items]
Fund Name	Payson Total Return Fund
Trading Symbol	PBFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

Additional Information Phone Number	(800) 805-8258
Additional Information Website	www.hmpayson.com/what-we-do/investment-management/total-return-fund/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the past fiscal year ending March 31, 2025, the Fund underperformed the S&P 500 Index (the "Index").

Stock selection was a detractor from performance in the year ending March 31, 2025. With respect to sectors, the Fund’s stock selection in Financials and Industrials detracted most from performance. Specifically, both Terex Corporation and WEX Inc were among the largest detractors, and the Fund no longer holds these positions. While the last 12 months have been disappointing, periods of underperformance (and outperformance) are expected and are characteristic of active management. Importantly, the team remains committed to the same philosophy and investment approach that has driven the Fund over the long term.

Benign economic conditions, combined with the continued advancement in AI stocks, propelled the Index for most of the time period. However, in Q1 of 2025, AI-related stocks pulled back on concerns that Chinese AI models could offer similar performance at a lower cost. The Trump administration also began raising tariffs, which led to concerns over slowing growth and re-accelerating inflation.

As a practice, the Fund managers spend very little time speculating on what may happen with inflation, interest rates and economic growth – variables which are out of their control. Instead, the Fund’s managers remain committed to constructing and maintaining a portfolio of attractively-valued companies that, collectively, have superior characteristics to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Payson Total Return Fund	S&P 500® Index
3/31/15	$10,000	$10,000
6/30/15	$10,242	$10,028
9/30/15	$9,221	$9,382
12/31/15	$9,541	$10,043
3/31/16	$9,606	$10,178
6/30/16	$9,657	$10,428
9/30/16	$10,240	$10,830
12/31/16	$10,527	$11,244
3/31/17	$11,279	$11,926
6/30/17	$11,513	$12,294
9/30/17	$12,196	$12,845
12/31/17	$12,812	$13,699
3/31/18	$13,015	$13,595
6/30/18	$13,401	$14,062
9/30/18	$14,546	$15,146
12/31/18	$12,583	$13,098
3/31/19	$14,294	$14,886
6/30/19	$14,786	$15,526
9/30/19	$14,986	$15,790
12/31/19	$16,568	$17,222
3/31/20	$13,512	$13,847
6/30/20	$16,734	$16,692
9/30/20	$18,099	$18,182
12/31/20	$19,966	$20,391
3/31/21	$21,803	$21,650
6/30/21	$23,309	$23,501
9/30/21	$23,284	$23,638
12/31/21	$26,145	$26,244
3/31/22	$25,036	$25,038
6/30/22	$21,591	$21,006
9/30/22	$20,453	$19,981
12/31/22	$22,325	$21,491
3/31/23	$23,079	$23,103
6/30/23	$25,111	$25,122
9/30/23	$24,916	$24,300
12/31/23	$27,483	$27,141
3/31/24	$30,733	$30,006
6/30/24	$31,684	$31,291
9/30/24	$32,592	$33,133
12/31/24	$33,418	$33,931
3/31/25	$31,184	$32,482

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Payson Total Return Fund	1.47%	18.21%	12.05%
S&P 500® Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 273,850,554
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,717,724
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$273,850,554
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Investment Advisory Fees Paid	$1,717,724

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Staples	2.5%
Energy	5.0%
Health Care	6.6%
Consumer Discretionary	10.8%
Financials	11.4%
Industrials	14.4%
Information Technology	44.9%
Exchange Traded Fund	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Apple, Inc.	7.16%
Broadcom, Inc.	5.95%
Meta Platforms, Inc., Class A	5.77%
Alphabet, Inc., Class A	5.73%
NVIDIA Corp.	5.66%
Amazon.com, Inc.	5.36%
Microsoft Corp.	5.14%
Visa, Inc., Class A	4.41%
JPMorgan Chase & Co.	3.78%
AbbVie, Inc.	3.38%